Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Lease liabilities
Schedule of current and non current lease liabilities

	June 30,	December 31,
	2026	2025
	$'m	$'m

Non‑current	313.5	311.7
Current	66.4	60.7
Total lease liabilities	379.9	372.4

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At June 30, 2026
Lease liabilities	379.9	704.7	73.5	143.7	112.0	375.5

At December 31, 2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8